Derivative Instruments - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Oct. 03, 2020 USD ($)	Oct. 03, 2020 CAD ($)	Jul. 31, 2020 USD ($)	Jun. 27, 2020 USD ($)	Sep. 28, 2019 USD ($)
Derivative [Line Items]
Hedged Instruments Maturity Upper Limit	4 years
Net deferred loss recorded in AOCI for contracts that will be reclassified to earnings in the next twelve months	$ 106
Aggregate fair value of derivative instruments with credit-risk-related contingent features in a net liability position by counterparty	53				$ 65
Derivatives designated as hedges | Interest rate | Fair Value Hedging
Derivative [Line Items]
Derivative, Notional Amount	15,800				9,900
Derivatives designated as hedges | Foreign exchange | Cash Flow Hedging
Derivative [Line Items]
Derivative, Notional Amount	4,600				6,300
Derivatives designated as hedges | Currency Swap | Fair Value Hedging
Derivative [Line Items]
Derivative, Notional Amount	979	$ 1,300
Derivatives not designated as hedges | Interest rate
Derivative [Line Items]
Derivative, Notional Amount	2,000
Derivative Instruments Not Designated as Hedging Instruments, Repurchase, Amount			$ 2
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value				$ 1	11
Derivatives not designated as hedges | Foreign exchange
Derivative [Line Items]
Derivative, Notional Amount	$ 3,500				$ 3,800